Supplemental Financial Information (Condensed Consolidated Statements of Income) (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 16, 2016	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Total operating revenues		$ 6,111.0	$ 6,524.0
Total operating expenses		4,768.0	5,126.0
Income from equity investments (note 7)		154.0	154.0
Other expenses, net		12.0	(23.0)
Interest expense, net		738.0	713.0
Income before provision for income taxes		771.0	816.0
Income tax expense (note 8)		61.0	69.0
Net income		710.0	747.0
Non-controlling interest in subsidiaries		2.0	1.0
Preferred stock dividends		45.0	36.0
Net income (loss) attributable to common shareholders		662.8	709.6
Comprehensive Income of Emera Incorporated		465.0	1,249.0
Eliminations
Condensed Income Statements, Captions [Line Items]
Total operating revenues		(43.0)	(54.0)
Total operating expenses		(42.0)	(52.0)
Income from equity investments (note 7)		(752.0)	(800.0)
Other expenses, net		(20.0)	(38.0)
Interest expense, net		0.0	0.0
Income before provision for income taxes		(773.0)	(840.0)
Income tax expense (note 8)		0.0	0.0
Net income		(773.0)	(840.0)
Non-controlling interest in subsidiaries		2.0	2.0
Preferred stock dividends		(22.0)	(42.0)
Net income (loss) attributable to common shareholders		(753.0)	(800.0)
Comprehensive Income of Emera Incorporated		(321.0)	(1,468.0)
Emera Inc. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Total operating revenues		0.0	0.0
Total operating expenses		31.0	45.0
Income from equity investments (note 7)		753.0	801.0
Other expenses, net		21.0	22.0
Interest expense, net		(75.0)	(79.0)
Income before provision for income taxes		668.0	699.0
Income tax expense (note 8)		(40.0)	(47.0)
Net income		708.0	746.0
Non-controlling interest in subsidiaries		0.0	0.0
Preferred stock dividends		45.0	36.0
Net income (loss) attributable to common shareholders		663.0	710.0
Comprehensive Income of Emera Incorporated		465.0	1,249.0
Subsidiary Issuer | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Total operating revenues		0.0	0.0
Total operating expenses		0.0	0.0
Income from equity investments (note 7)		0.0	0.0
Other expenses, net		0.0	0.0
Interest expense, net		40.0	40.0
Income before provision for income taxes		40.0	40.0
Income tax expense (note 8)		11.0	9.0
Net income		29.0	31.0
Non-controlling interest in subsidiaries		0.0	0.0
Preferred stock dividends		0.0	0.0
Net income (loss) attributable to common shareholders		29.0	31.0
Comprehensive Income of Emera Incorporated		14.0	56.0
Emera US Finance LP | Reportable Legal Entities | U.S. Notes
Condensed Income Statements, Captions [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 3,250.0
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Total operating revenues		4,125.0	4,432.0
Total operating expenses		3,084.0	3,468.0
Income from equity investments (note 7)		2.0	3.0
Other expenses, net		22.0	20.0
Interest expense, net		(481.0)	(456.0)
Income before provision for income taxes		584.0	531.0
Income tax expense (note 8)		60.0	64.0
Net income		524.0	467.0
Non-controlling interest in subsidiaries		0.0	0.0
Preferred stock dividends		19.0	38.0
Net income (loss) attributable to common shareholders		505.0	429.0
Comprehensive Income of Emera Incorporated		102.0	973.0
Non-guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Total operating revenues		2,029.0	2,146.0
Total operating expenses		1,695.0	1,665.0
Income from equity investments (note 7)		151.0	150.0
Other expenses, net		(11.0)	(27.0)
Interest expense, net		(222.0)	(218.0)
Income before provision for income taxes		252.0	386.0
Income tax expense (note 8)		30.0	43.0
Net income		222.0	343.0
Non-controlling interest in subsidiaries		0.0	(1.0)
Preferred stock dividends		3.0	4.0
Net income (loss) attributable to common shareholders		219.0	340.0
Comprehensive Income of Emera Incorporated		$ 205.0	$ 439.0